Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets

2.9 Goodwill and intangible assets

2.9.1 Goodwill

Accounting policy

Goodwill represents the purchase consideration in excess of the Group's interest in the net fair value of identifiable assets, liabilities and contingent liabilities of the acquired entity. When the net fair value of the identifiable assets, liabilities and contingent liabilities acquired exceeds the purchase consideration, the fair value of net assets acquired is reassessed and the bargain purchase gain is recognized immediately in the net profit in the statement of comprehensive income. Goodwill is measured at cost less accumulated impairment losses.

Impairment

Goodwill is tested for impairment on an annual basis and whenever there is an indication that the recoverable amount of a cash generating unit (CGU) is less than its carrying amount. For the impairment test, goodwill is allocated to the CGU or groups of CGUs which benefit from the synergies of the acquisition, and which represents the lowest level at which goodwill is monitored for internal management purposes. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. Impairment occurs when the carrying amount of a CGU including the goodwill, exceeds the estimated recoverable amount of the CGU. The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. Value-in-use is the present value of future cash flows expected to be derived from the CGU. Key assumptions in the cash flow projections are prepared based on current economic conditions and includes estimated long term growth rates, weighted average cost of capital and estimated operating margins.

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Carrying value at the beginning	882	817
Goodwill on acquisitions during the year (Refer to Note 2.10)	—	79
Translation differences	(7)	(14)
Carrying value at the end	875	882

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the cash generating units (CGU) or groups of CGUs, which are benefited from the synergies of the acquisition. The Group internally reviews the goodwill for impairment at the operating segment level, after allocation of the goodwill to CGUs or groups of CGUs.

The following table presents the allocation of goodwill to operating segments as of March 31, 2024, and March 31, 2023:

(Dollars in millions)
	As of
Segments	March 31, 2024	March 31, 2023
Financial services	177	178
Retail	112	113
Communication	81	81
Energy, utilities, Resources and Services	139	140
Manufacturing	69	70
Life Sciences	114	115
	692	697
Operating segments without significant goodwill	66	68
Total	758	765

The goodwill pertaining to Panaya amounting to $117 million and $117 million as of March 31, 2024, and March 31, 2023, respectively is tested for impairment at the entity level.

The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. The fair value of a CGU is determined based on the market capitalization. Value-in-use is determined based on discounted future cash flows.

The key assumptions used for the calculations are as follows:

(in %)
As of
	March 31, 2024	March 31, 2023
Long term growth rate	7-10	8-10
Operating margins	19-21	19-21
Discount rate	13	13

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of the Company. As of March 31, 2024, the estimated recoverable amount of the CGU exceeded its carrying amount. Reasonable sensitivities in key assumptions are unlikely to cause the carrying amount to exceed the recoverable amount of the cash generating units.

2.9.2 Intangible assets

Accounting policy

Intangible assets are stated at cost less accumulated amortization and impairment. Intangible assets are amortized over their respective individual estimated useful lives on a straight-line basis, from the date that they are available for use. The estimated useful life of an identifiable intangible asset is based on a number of factors including the effects of obsolescence, demand, competition, and other economic factors (such as the stability of the industry and known technological advances) and the level of maintenance expenditures required to obtain the expected future cash flows from the asset. Amortization methods and useful lives are reviewed periodically including at each financial year end.

Research costs are expensed as incurred. Software product development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable, the Company has an intention and ability to complete and use or sell the software and the costs can be measured reliably. The costs which can be capitalized include the cost of material, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use.

Impairment

Intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e., the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the CGU to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of acquired intangible assets for fiscal 2024:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2023	307	127	42	94	570
Additions during the period	—	9	—	—	9
Translation differences	(3)	(2)	—	—	(5)
Gross carrying value as of March 31, 2024	304	134	42	94	574
Accumulated amortization as of April 1, 2023	(196)	(85)	(24)	(52)	(357)
Amortization expense	(24)	(9)	(4)	(15)	(52)
Translation differences	1	1	—	—	2
Accumulated amortization as of March 31, 2024	(219)	(93)	(28)	(67)	(407)
Carrying value as of March 31, 2024	85	41	14	27	167
Carrying value as of April 1, 2023	111	42	18	42	213
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-10	1-5	1-6	1-4

* Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2023:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2022	274	121	40	90	525
Additions during the period	—	8	—	—	8
Acquisition through business combination (Refer Note 2.10)	34	—	3	4	41
Translation differences	(1)	(2)	(1)	—	(4)
Gross carrying value as of March 31, 2023	307	127	42	94	570
Accumulated amortization as of April 1, 2022	(169)	(75)	(19)	(37)	(300)
Amortization expense	(29)	(10)	(6)	(15)	(60)
Translation differences	2	—	1	—	3
Accumulated amortization as of March 31, 2023	(196)	(85)	(24)	(52)	(357)
Carrying value as of March 31, 2023	111	42	18	42	213
Carrying value as of April 1, 2022	105	46	21	53	225
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-11	1-6	1-7	1-5

* Majorly includes intangibles related to vendor relationships

Following are the changes in the carrying value of acquired intangible assets for fiscal 2022:

			(Dollars in millions)
	Customer related	Software related	Marketing related	Others*	Total
Gross carrying value as of April 1, 2021	282	112	40	91	525
Additions during the period	—	11	—	—	11
Translation differences	(8)	(2)	—	(1)	(11)
Gross carrying value as of March 31, 2022	274	121	40	90	525
Accumulated amortization as of April 1, 2021	(139)	(67)	(14)	(22)	(242)
Amortization expense	(32)	(9)	(5)	(16)	(62)
Translation differences	2	1	—	1	4
Accumulated amortization as of March 31, 2022	(169)	(75)	(19)	(37)	(300)
Carrying value as of March 31, 2022	105	46	21	53	225
Carrying value as of April 1, 2021	143	45	26	69	283
Estimated Useful Life (in years)	1-15	3-10	3-10	3-7
Estimated Remaining Useful Life (in years)	1-12	1-7	1-8	1-6

* Majorly includes intangibles related to vendor relationships

The amortization expense has been included under depreciation and amortization expense under cost of sales in the consolidated statement of comprehensive income.

Research and development expense recognized in the consolidated statement of comprehensive income, for fiscal 2024, 2023 and 2022 was $135 million, $129 million and $124 million, respectively.